Income Taxes - Schedule of Current and Deferred Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
US Federal	$ 12,771,794	$ 5,663,364	$ 13,270,683
US State	5,022,876	2,928,137	3,311,355
Non-US	3,772,288	8,632,303	21,057,369
Total current tax expense	21,566,958	17,223,804	37,639,407
Deferred:
US Federal	(3,750,091)	(863,989)	(2,402,855)
US State	(1,074,479)	(281,452)	(428,427)
Non-US	(2,919,033)	62,208	(2,596,598)
Total deferred tax expense	(7,743,603)	(1,083,233)	(5,427,880)
Total provision for income taxes	$ 13,823,355	$ 16,140,571	$ 32,211,527